Restrictions on Cash Due From Banks - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Restricted Cash and Cash Equivalents Items [Line Items]
Federal Reserve	$ 25	$ 25